UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                            Place, and Date of Signing:

/s/ Lucia LoScalzo                    366 Madison Avenue, NYC 10017 / 01-16-2008
------------------------------        ------------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:   $224,516

List of Other Included Managers:

FORM 13F INFORMATION TABLE

         I                               II          III            IV            V          VI          VII            VIII
Name of Issuer                     Title of Class  CUSIP        valuex$1000     Shares   Discretion  Other Manag.  Voting Authority.
--------------                     --------------  -----        -----------     ------   ----------  ------------  -----------------
American Express                   COM             025816 10 9  14,931         287,018   Sole        None          None
Berkshire Hathaway                 CL B            084670 20 7  24,215          5,113    Sole        None          None
Bear, Stearns & Co.                COM             073902 10 8  23,056         261,624   Sole        None          None
Boeing Company                     COM             097023 10 5  13,083         149,587   Sole        None          None
Burlington Northern Santa Fe       COM             12189T 10 4  10,627         127,686   Sole        None          None
Cameco, Inc.                       COM             13321L 10 8   5,923         148,782   Sole        None          None
Carmax Corp.                       COM             143130 10 2   5,236         265,125   Sole        None          None
Conns, Inc.                        COM             208242 10 7   1,366          79,847   Sole        None          None
Echostar Comm.                     CL A            278762 10 9   8,024         212,715   Sole        None          None
Fluor Corp.                        COM             343412 10 2   6,355          43,612   Sole        None          None
Fidelity National Fin.             COM             316326 10 7   6,811         466,205   Sole        None          None
Fidelity Natl Information Svcs.    COM             31620M 10 6   8,224         197,740   Sole        None          None
General Electric                   COM             369604 90 3  17,560         473,687   Sole        None          None
Geron Corporation                  COM             374163 10 3   2,789         490,998   Sole        None          None
Gaiam Inc.                         CL A            36268Q 10 3   4,918         165,688   Sole        None          None
Icici Bank Ltd.                    Sponsored ADR   45104G 10 4   6,120          99,518   Sole        None          None
Moody's Corporation                COM             615369 10 5   4,720         132,205   Sole        None          None
McDonald's Corp                    COM             580135 10 1  12,976         220,275   Sole        None          None
Nike Inc.                          CL B            654106 10 3  16,167         251,659   Sole        None          None
Orbcomm, Inc.                      COM             68555p 10 0   6,110         971,371   Sole        None          None
Qualcomm Inc.                      COM             747525 10 3  12,145         308,645   Sole        None          None
Worldpoint Terminals               COM             981912 20 7  13,160         720,800   Sole        None          None